UBS U.S. SMALL CAP GROWTH FUND
UBS U.S. SMALL CAP GROWTH FUND
The UBS Funds

UBS U.S. Small Cap Growth Fund

Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series (each, a “Fund”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

2. The UBS U.S. Small Cap Growth Fund's investment strategy is updated as follows:
The second sentence of the first paragraph under the heading “Principal strategies” and the sub-heading “Principal investments” on page 26 of the Prospectus is deleted in its entirety and replaced by the following:

Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.